S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 02, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Thomas F. Karam and Jeffrey Zajkowski
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%